Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Disclosure of transactions between related parties	Major product development agreements Polestar entered into with related parties during the years ended December 31, 2024, 2023, and 2022 are as follows:

Product	Agreements
PS2
•On January 4, 2024, October 3, 2023, November 9, 2022 and December 27, 2022, Polestar entered into amendment agreements related to the service and joint development agreements with Volvo Cars regarding the PS2 model year updates entered on April 13, 2021. The amendment agreements both modify existing model year fees as well as add new model years. The fee Polestar agreed to pay Volvo Cars for model year 2024, 2025, and 2026 updates was approximately $22,219. The fee Polestar agreed to pay Volvo Cars for model year 2022 and 2023 updates was $67,429. The fee Polestar agreed to pay Volvo Cars for model year 2021 updates was amended to approximately $34,004.

PS3	•No material agreements were signed in the years ended December 31, 2024, 2023, and 2022.

PS4
•On December 23, 2024, October 25, 2024 and August 14, 2024 Polestar entered into supplement and amendment agreements regarding the R&D service agreement for the development phase of the PS4 entered into on December 28, 2021. Under the supplement and amendments, Geely provided additional PS4 IP services, including modified development services, model year updates and prototypes totaling approximately $29,219. The total fee Polestar agreed to pay, in eight installments through 2025, was approximately $368,718, calculated on time and materials under a cost-plus methodology.
•On July 23, 2024, Polestar entered into a R&D service agreement for development and prototypes to be performed and supplied by Renault Korea Co. Ltd ("RK"), subcontracted by Geely, and based on Geely’s PMA-1 platform and GEEA2.0 electrical architecture. The service charges include a combination of fixed fees and estimated charges for the services to be provided, paid based on predefined project milestones. The total fee Polestar agreed to pay Geely through 2025 was approximately $31,090.
•On March 4, 2022, Polestar entered into two technology license agreements related to the right to use Geely's PMA-1 platform and GEEA2.0 electrical architecture for the PS4 in and outside of China. Under these agreements, Polestar agreed to pay Geely a monthly license royalty fee based on the net revenue of PS4s sold each month during the vehicle's lifecycle. The agreements also include a minimum sales volume commitment for sales inside and outside of China each year during the vehicle's lifecycle. Polestar is required to pay Geely compensation for any deficit between the actual volume sold and the minimum sales volume commitment each year. Polestar also entered into a third technology license agreement with Zhejiang Zeekr Automobile Research and Development Co., Ltd ("Zeekr"), an entity controlled by Geely, related to the right to use Zeekr carry-over tophat technology in the PS4 in China. Polestar agreed to pay Zeekr a monthly license royalty fee based on the net revenue of PS4s sold each month in China during the vehicle's lifecycle. The agreement also includes a minimum sales volume commitment for China for each year during the vehicle's lifecycle. Polestar is required to pay Zeekr compensation for any deficit in China between the actual volume sold and the minimum sales volume commitment each year.

PS5 & PS6
•On December 1, 2023 and February 3, 2023, Polestar amended a vehicle supply agreement with Asia Europe New Energy Vehicle Manufacturing (Chongqing) Co., Ltd. (“AECQ”), a subsidiary of Geely, related to the production of PS5 prototypes, which was originally entered into on July 26, 2022, Under the original agreement, AECQ agreed to manufacture and sell Polestar prototypes of the PS5 for a total cost of approximately $25,398 that was determined under a cost-plus methodology. On February 3, 2023, the agreement was amended to change the timing and composition of prototypes, including adding production for spare parts and components, and increased the total cost to $25,783. On December 1, 2023, the agreement was amended again for similar reasons and increased the total cost to $27,290.
•On September 28, 2023, Polestar entered into a technology license agreement with Geely related to the right to use Zeekr's ZEEA2.5 and Geely's GEEA2.0 electrical architectures for the PS5. The total license fee of $31,245 is required to be paid in two installments: a payment of $14,011 that occurred in October 2023 and a payment of $17,234 to be made in 2025.

Major manufacturing agreements Polestar entered into with related parties during the years ended December 31, 2024, 2023, and 2022 are listed below.

Product	Agreements
PS2	•No material agreements were signed in the years ended December 31, 2024, 2023, and 2022.

PS3
•On September 6, 2024, Polestar and Volvo Cars entered into an agreement for the manufacturing of the PS3 in Volvo Cars' Charleston plant. PS3 is agreed to be priced based on the full cost of production plus a mark-up. The mark-up will be reviewed annually and adjusted in accordance to the median of the latest available benchmark procured by Volvo Cars in accordance to the “arm’s length principle” between the Parties. Under this agreement, Polestar is committed to purchasing certain volumes of the PS3 between 2024 and 2030. In the event that Polestar´s actual volumes purchased during the production period are lower than the agreed volumes, Polestar is obligated to compensate Volvo Cars for fixed costs related to the lost capacity, such as depreciation for common equipment, common type-bound tooling and equipment, and common vendor tooling.
•On January 8, 2024 and January 12, 2024, Polestar and Volvo Cars entered into an agreement for the manufacturing of the PS3 in Volvo Cars' Chengdu plant for sale in and outside of China. PS3 is agreed to be priced based on the full cost of production plus a mark-up. The mark-up will be reviewed annually and adjusted in accordance to the median of the latest available benchmark procured by Volvo Cars in accordance to the “arm’s length principle” between the Parties. Under this agreement, Polestar is committed to purchase specific volumes of the PS3 between 2024 and 2030. In the event that Polestar's actual volumes purchased during the production period are lower than the agreed volumes, Polestar is obligated to compensate Volvo Cars for fixed costs related to the lost capacity, such as depreciation for common equipment, common type-bound tooling and equipment, and common vendor tooling.
•On December 8, 2023, Polestar entered into an asset transfer agreement with Geely under which Polestar agreed to sell Polestar unique tooling and equipment that will be used in the manufacturing of the PS3 to Geely in exchange for $156,056. This agreement was accounted for as a financing transaction instead of a sale due to the terms of the agreement and the terms of other agreements with Volvo Cars and Geely that were signed on January 8, 2024 and March 3, 2024. Refer to the Financing section of this footnote for more details.

PS4
•On November 9, 2023, Polestar entered into a framework agreement with Geely and Renault Korea Co. Ltd ("RK") related to the production of the PS4 in RK's plant in Busan, South Korea for sale in South Korea, Canada, and the United States. Under the agreement, Polestar agreed to pay RK per vehicle produced based on a cost-plus methodology inclusive of cost components such as bill of materials, manufacturing service, long-lived asset, and outbound logistics fees. The agreement includes a purchase volume commitments for each year during the vehicle's lifecycle and Polestar is required to pay RK compensation each year if the purchase volume commitment is not met. Between signing of the agreement and 2026, Polestar, Geely, and RK are committed to invest approximately $242,000 to prepare the plant for production of the PS4. Polestar's share of the commitments that are required to be paid outside of piece price of each PS4 produced total approximately $200,000 and approximately $38,000 are required to be paid in piece price. The remaining commitment will be paid by Geely. On June 26, 2024, Polestar further entered into a production development and localization service agreement with RK detailing the payments terms of the investment and project costs with respect to milestones, with the final milestone estimated to be met in 2026.
•On July 17, 2023 and July 24, 2023, Polestar entered into two manufacturing and vehicle supply agreements with Geely related to production of the PS4 in Geely's plant in Hangzhou, China for sale in and outside of China. Under the agreements, Polestar agreed to pay Geely per vehicle produced based on a cost-plus methodology inclusive of cost components such as bill of materials, manufacturing service, and outbound logistics fees. The agreements include purchase volume commitments for each year during the vehicle's lifecycle. Polestar is required to pay Geely compensation for the deficit between the actual volume purchased during the year and 90% of Polestar's fixed reserved volume for the year. Polestar's fixed reserve volume for each year is negotiated and agreed upon in November of the year prior. On October 1, 2024 and October 8, 2024, supplemental agreements modified the cost components that affect the vehicle price.
•On January 17, 2022, Polestar entered into a tooling and equipment agreement with Geely related to PS4 unique equipment, tooling, and launch costs related to the manufacturing of the PS4. Under the agreement, Geely agreed to invest a total of $60,948 for PS4 unique equipment, tooling, and launch costs on behalf of Polestar and Polestar agreed to pay Geely in seven installments at certain pre-defined milestones between contract signing and February 2024. The cost to Polestar for PS4 unique equipment and tooling is $39,371 and $21,577 for PS4 launch costs.

PS5 & PS6
•On December 20, 2023 and September 15, 2023, Polestar entered into a memorandum of understanding and framework services agreement with Asia Europe New Energy Automobile Manufacturing (Chongqing) Co. Ltd. (“AECQ”), a subsidiary of Geely, related to the setup of plant operation services for manufacturing of the PS5 and PS6. Refer to Production of the PS5 and PS6 for details on the memorandum of understanding agreement.

The total revenue recognized from each related party is shown in the table below:

	For the year ended December 31,
	2024	2023	2022
Ziklo Bank AB1	107,553	46,319	68,391
Volvo Cars	101,299	86,460	64,558
Polestar Times Technology	67,451	—	—
Other related parties	10	5,895	—
Total	$276,313	$138,674	$132,949
1 - In March 2024, Volvofinans Bank AB changed its name to Ziklo Bank AB.
The total purchases of goods, services and other for each related party is shown in the table below:

	For the year ended December 31,
	2024	2023	2022
Volvo Cars	1,330,998	2,341,970	2,215,643
Geely	877,908	252,888	248,553
Other related parties	13,204	7,693	1,566
Total	$2,222,110	$2,602,551	$2,465,762
Amounts due to related parties include transactions from agreements associated with purchases of intangible assets, sales and distribution, procurement, manufacturing and other support from Volvo Cars and Geely.

	As of December 31,
Trade payables – related parties, accrued expenses, and other current liabilities to related parties	2024	2023
Volvo Cars	562,676	494,170
Geely	528,711	195,255
Polestar Times Technology	10,016	30,668
Other related parties	8,473	2,875
Total	$1,109,876	$722,968

As of December 31,

Interest-bearing current liabilities - related parties	2024	2023
Volvo Car Financial Services UK	54,975	44,878
Geely	28,688	18,308
Volvo Cars	16,999	10,628
Total	$100,662	$73,814

	As of December 31,
Other non-current interest-bearing liabilities - related parties	2024	2023
Volvo Cars	1,064,068	1,049,828
Geely	346,190	363,429
Total	$1,410,258	$1,413,257
The Group’s interest expense related to related party trade payables and financing liabilities is as follows:

	For the year ended December 31,
	2024	2023	2022
Volvo Cars	104,455	87,942	8,823
Geely	32,244	1,902	28,403
Other related parties	4,139	2,190	720
Total	$140,838	$92,034	$37,946
Amounts due from related parties
Amounts due from related parties include transactions related to the sales of products and related goods and services, sales of software technology and performance engineered kits, sales of carbon credits and sales of prototype engines discussed above.

	As of December 31,
Trade receivables – related parties, accrued income – related parties, and other current assets - related parties	2024	2023
Volvo Cars	21,713	167,989
Geely	45,029	44,979
Other related parties	16,654	10,239
Total	$83,396	$223,207